Cover	Nov. 13, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2024
Entity File Number	001-41761
Entity Registrant Name	Cheetah Net Supply Chain Service Inc.
Entity Central Index Key	0001951667
Entity Tax Identification Number	81-3509120
Entity Incorporation, State or Country Code	NC
Entity Address, Address Line One	8707 Research Drive
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	418-7804
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	CTNT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	6201 Fairview Road
Entity Address, Address Line Two	Suite 225
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28210